Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Aug. 01, 2011
iShares S&P U.S. Preferred Stock Index Fund | iShares S&P U.S. Preferred Stock Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%
1 Year	rr_ExpenseExampleYear01	49
3 Years	rr_ExpenseExampleYear03	154
5 Years	rr_ExpenseExampleYear05	269
10 Years	rr_ExpenseExampleYear10	604
Annual Return 2008	rr_AnnualReturn2008	(23.24%)	[1]
Annual Return 2009	rr_AnnualReturn2009	39.27%	[1]
Annual Return 2010	rr_AnnualReturn2010	13.97%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the six months ended June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	45.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.22%)
One Year	rr_AverageAnnualReturnYear01	13.97%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	1.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 26, 2007
iShares S&P U.S. Preferred Stock Index Fund | iShares S&P U.S. Preferred Stock Index Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.73%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	(0.77%)	[2]
iShares S&P U.S. Preferred Stock Index Fund | iShares S&P U.S. Preferred Stock Index Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.66%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	0.06%	[2]
iShares S&P U.S. Preferred Stock Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND Ticker: PFFStock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares S&P U.S. Preferred Stock Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P U.S. Preferred Stock IndexTM (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index measures the performance of a select group of preferred stocks listed on the New York Stock Exchange ("NYSE"), NYSE Arca, Inc. ("NYSE Arca"), NYSE Amex, NASDAQ Global Select Market, NASDAQ Select Market or NASDAQ Capital Market. The Underlying Index does not seek to directly reflect the performance of the companies issuing the preferred stock. The Underlying Index includes preferred stocks with a market capitalization over $100 million that meet minimum price, liquidity, trading volume, maturity and other requirements determined by the sponsor of the Underlying Index (the "Index Provider"). The Underlying Index excludes certain issues of preferred stock, such as those that are issued by special ventures (e.g., toll roads or dam operators) or structured products that are linked to indexes or other stocks.

In general, preferred stock is a class of equity security that pays a specified dividend that must be paid before any dividends can be paid to common stockholders, and which takes precedence over common stock in the event of the company's liquidation. Although preferred stocks represent a partial ownership interest in a company, preferred stocks generally do not carry voting rights and have economic characteristics similar to fixed-income securities. Preferred stocks generally are issued with a fixed par value and pay dividends based on a percentage of that par value at a fixed or variable rate. Additionally, preferred stocks often have a liquidation value that generally equals the original purchase price of the preferred stock at the date of issuance. The Underlying Index may include many different categories of preferred stock, such as floating-rate preferred stock, fixed-rate preferred stock, perpetual preferred stock, convertible preferred stock, trust preferred securities and various other traditional and hybrid issues of preferred stock.

As of the close of business on May 31, 2011, the Underlying Index was concentrated in the financial industry group, which comprised approximately 83% of the market capitalization of the Underlying Index.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

           The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index and in futures contracts, options on futures contracts, options and swaps, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

                    The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

                                The Underlying Index is sponsored by the Index Provider that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Standard & Poor's Financial Services LLC (a subsidiary of The McGraw-Hill Companies) ("S&P").

                Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

                Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, region, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, region, market, industry or asset class.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation of any individual financial company or on the sector as a whole cannot be predicted.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including declining markets.

                Preferred Stock Risk. Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. In addition, preferred stock may not pay a dividend, an issuer may suspend payment of dividends on preferred stock at any time, and in certain situations an issuer may call or redeem its preferred stock or convert it to common stock. To the extent that the Fund invests a substantial portion of its assets in convertible preferred stocks, declining common stock values may also cause the value of the Fund's investments to decline.

               Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

                        Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737) (toll free)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
                   The best calendar quarter return during the periods shown above was 45.25% in the 2nd quarter of 2009; the worst was -29.22% in the 3rd quarter of 2008.
Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares S&P U.S. Preferred Stock Index Fund | S&P U.S. Preferred Stock IndexTM (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.99%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	1.57%

[1]	The Fund's total return for the six months ended June 30, 2011 was 4.82%.
[2]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.